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                                  Law Offices
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                           Telephone: (215) 988-2700
                              Fax: (215) 988-2757

                                 July 20, 1998

Via Edgar Transmission

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, Northwest
Washington, D.C. 20549

              Re:  UAM Funds Trust
                   File Nos. (33-79858/811-8544)
              ----------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, UAM Funds Trust (the "Trust") hereby certifies that the definitive forms of prospectuses and statements of additional information dated July 17, 1998, that would have been filed under Rule 497(c), do not differ from the forms of the prospectuses and statements of additional information contained in the Trust's most recent registration. This registration statement was electronically filed under Rule 485(b) as Post Effective Amendment No. 24 under the Securities Act of 1933 and No. 25 under the Investment Company Act of 1940, on July 13 1998.

     If you have any questions regarding this certification, please call me at
(215) 988-1146.


                                                Sincerely,


                                                /s/ Diana E. McCarthy
                                                Diana E. McCarthy